Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Noncontrolling Interests

NOTE 2 NONCONTROLLING INTERESTS

Impact of Changes in TDS Ownership

The following schedule discloses the effects of net income attributable to TDS shareholders and changes in TDS' ownership interest in U.S. Cellular on TDS' equity for 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008 (1)

(Dollars in thousands)
Net income attributable to TDS shareholders	$144,849	$191,347	$90,666
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from
U.S. Cellular's issuance of U.S. Cellular shares	(7,180)	(4,709)	(11,179)
Change in TDS' Capital in excess of par value from
U.S. Cellular's repurchase of U.S. Cellular shares	(2,964)	182	—
Purchase of ownership in subsidiary from noncontrolling interest	(3,510)	(105)	—
Net transfers (to) from noncontrolling interests	(13,654)	(4,632)	(11,179)
Change from net income attributable to TDS shareholders and
transfers (to) from noncontrolling interests	$131,195	$186,715	$79,487

  During 2008, U.S. Cellular repurchased U.S. Cellular Common Shares and purchased noncontrolling interests in consolidated subsidiaries. TDS accounted for these transactions as step acquisitions, pursuant to GAAP in effect at that time. The amounts recorded in these transactions are reflected in the changes in the balances of Licenses, Goodwill and Customer lists.

Mandatorily Redeemable Noncontrolling Interests in Finite-Lived Subsidiaries

Under GAAP, certain noncontrolling interests in consolidated entities with finite lives may meet the definition of mandatorily redeemable financial instruments. TDS' consolidated financial statements include certain noncontrolling interests that meet the definition of mandatorily redeemable financial instruments. These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and TDS in accordance with the respective partnership and LLC agreements. The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value of TDS' mandatorily redeemable noncontrolling interests in finite-lived subsidiaries is estimated to be $165.9 million at December 31, 2010. This amount represents the estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2010, net of estimated liquidation costs. This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet. TDS currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates. The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2010 is $54.1 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs. Neither the noncontrolling interest holders' share, nor TDS' share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements. The estimate of settlement value was based on certain factors and assumptions which are subjective in nature. Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.